Summary of significant accounting policies (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling interests	$ 244,228	$ 170,483
Infobird Guiyang [Member]
Noncontrolling interests	245,009	170,623
Infobird Anhui [Member]
Noncontrolling interests	$ (781)	$ (140)